Loans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired Loans
Unpaid Contractual Principal Balance	$ 16,479	$ 19,505	$ 22,501
Recorded Investment With No Allowance	657	1,008	1,672
Recorded Investment With Allowance	14,720	17,256	19,616
Recorded Investment In Impaired Loans	15,377	18,264	21,288
Related Allowance	683	789	919
Average Outstanding Impaired Loans	16,190	19,201	21,848
Interest Income Recognized	862	1,003	1,250
Construction and Land Development
Impaired Loans
Unpaid Contractual Principal Balance	110	73	108
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	110	73	108
Recorded Investment In Impaired Loans	110	73	108
Related Allowance	2	3	4
Average Outstanding Impaired Loans	75	82	134
Interest Income Recognized	8	6	8
Single-Family Residential - Banco de la Gente Non-Tradtional
Impaired Loans
Unpaid Contractual Principal Balance	10,441	11,753	13,417
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	9,748	10,922	12,753
Recorded Investment In Impaired Loans	9,748	10,922	12,753
Related Allowance	611	687	862
Average Outstanding Impaired Loans	8,757	10,325	13,380
Interest Income Recognized	552	609	798
Total Real Estate Loans
Impaired Loans
Unpaid Contractual Principal Balance	16,352	19,215	21,945
Recorded Investment With No Allowance	657	959	1,461
Recorded Investment With Allowance	14,595	17,082	19,335
Recorded Investment In Impaired Loans	15,252	18,041	20,796
Related Allowance	682	787	913
Average Outstanding Impaired Loans	16,038	18,919	21,224
Interest Income Recognized	852	983	1,213
Single-Family Residential
Impaired Loans
Unpaid Contractual Principal Balance	3,912	5,138	5,302
Recorded Investment With No Allowance	236	524	379
Recorded Investment With Allowance	3,300	4,374	4,466
Recorded Investment In Impaired Loans	3,536	4,898	4,845
Related Allowance	60	86	33
Average Outstanding Impaired Loans	5,194	6,017	4,741
Interest Income Recognized	194	253	262
Commercial
Impaired Loans
Unpaid Contractual Principal Balance	1,785	2,138	2,999
Recorded Investment With No Allowance	421	435	1,082
Recorded Investment With Allowance	1,346	1,608	1,891
Recorded Investment In Impaired Loans	1,767	2,043	2,973
Related Allowance	9	11	14
Average Outstanding Impaired Loans	1,916	2,385	2,940
Interest Income Recognized	93	109	139
Commercial Loans (Not Secured by Real Estate)
Impaired Loans
Unpaid Contractual Principal Balance	116	282	515
Recorded Investment With No Allowance	0	49	211
Recorded Investment With Allowance	116	170	244
Recorded Investment In Impaired Loans	116	219	455
Related Allowance	1	2	5
Average Outstanding Impaired Loans	137	271	564
Interest Income Recognized	8	19	32
Consumer Loans (Not Secured by Real Estate)
Impaired Loans
Unpaid Contractual Principal Balance	11	8	41
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	9	4	37
Recorded Investment In Impaired Loans	9	4	37
Related Allowance	0	0	1
Average Outstanding Impaired Loans	15	11	60
Interest Income Recognized	2	1	5
Multifamily and Farmland
Impaired Loans
Unpaid Contractual Principal Balance	104	113	119
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	91	105	117
Recorded Investment In Impaired Loans	91	105	117
Related Allowance	0	0	0
Average Outstanding Impaired Loans	96	110	29
Interest Income Recognized	$ 5	$ 6	$ 6